Quarterly Holdings Report
for
Fidelity® Series Opportunistic Insights Fund
March 31, 2025
O1T-NPRT1-0525
1.951056.112
Common Stocks - 93.3%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	2,653	344
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (b)(c)(d)	6,900	8,942,262
TOTAL AUSTRALIA		8,942,606
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	42,294	7,442,965
BRAZIL - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	9,500	18,533,265
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	1,103,400	11,298,816
Capital Markets - 0.0%
Banco BTG Pactual SA unit	160,929	950,382
TOTAL FINANCIALS		12,249,198

Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	55,400	4,299,029
TOTAL BRAZIL		35,081,492
CANADA - 2.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	22,900	2,448,734
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ARC Resources Ltd	55,700	1,119,767
Cameco Corp (United States)	33,200	1,366,512
Canadian Natural Resources Ltd	488,700	15,037,446
PrairieSky Royalty Ltd	37,400	674,424
		18,198,149
Financials - 1.0%
Banks - 0.2%
Royal Bank of Canada	147,100	16,569,897
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	234,800	11,376,060
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	34,400	49,717,867
Intact Financial Corp	155,585	31,787,322
		81,505,189
TOTAL FINANCIALS		109,451,146

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	52,700	5,285,810
Professional Services - 0.1%
Thomson Reuters Corp	45,391	7,832,909
TOTAL INDUSTRIALS		13,118,719

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	66,237	5,225,131
IT Services - 0.4%
Shopify Inc Class A (b)	360,368	34,282,603
Software - 0.0%
Constellation Software Inc/Canada	400	1,266,771
TOTAL INFORMATION TECHNOLOGY		40,774,505

Materials - 0.6%
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	98,700	10,693,386
Alamos Gold Inc Class A	227,076	6,067,247
B2Gold Corp	1,059,633	3,011,639
Franco-Nevada Corp	120,917	19,017,509
G Mining Ventures Corp	109,200	1,424,331
Kinross Gold Corp	112,500	1,417,341
Lundin Gold Inc	245,200	7,592,587
Novagold Resources Inc (b)	333,834	974,325
Orla Mining Ltd (b)	2,018,300	18,849,902
		69,048,267
TOTAL CANADA		253,039,520
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	75,600	4,830,534
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	256,000	12,962,952
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	15,300	2,023,119
JD.com Inc ADR	27,400	1,126,688
		3,149,807
Textiles, Apparel & Luxury Goods - 0.0%
China Hongxing Sports Ltd (b)(c)	22,200	0
TOTAL CONSUMER DISCRETIONARY		16,112,759

Health Care - 0.1%
Biotechnology - 0.1%
Beigene Ltd ADR (b)	38,100	10,369,677
Zai Lab Ltd ADR (b)	89,379	3,230,157
		13,599,834
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	100,700	1,285,939
TOTAL CHINA		35,829,066
CONGO DEMOCRATIC REPUBLIC OF - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Ivanhoe Mine Ltd Class A (b)	3,927,589	33,351,960
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	318,800	8,521,524
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	43,503	12,484,361
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	29,200	6,842,077
Birkenstock Holding Plc (b)	7,100	325,535

TOTAL GERMANY		7,167,612
IRELAND - 0.1%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	328,100	3,847,530
Financial Services - 0.0%
Circle Internet Financial LLC (c)	61,811	1,795,610
Circle Internet Financial LLC (c)	38,025	1,104,626
		2,900,236
TOTAL FINANCIALS		6,747,766

Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	29,629	9,245,433
TOTAL IRELAND		15,993,199
ISRAEL - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (b)	2,613,925	40,176,027
Information Technology - 0.0%
Software - 0.0%
Check Point Software Technologies Ltd (b)	32,073	7,310,078
TOTAL ISRAEL		47,486,105
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	39,500	1,673,615
JAPAN - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	44,000	1,208,608
Specialty Retail - 0.2%
Fast Retailing Co Ltd	22,700	6,757,595
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	253,000	5,365,516
TOTAL CONSUMER DISCRETIONARY		13,331,719

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Hitachi Ltd	89,000	2,089,667
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	533,100	9,155,245
TOTAL INDUSTRIALS		11,244,912

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	97,600	4,350,665
TOTAL JAPAN		28,927,296
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.1%
Hyundai Motor Co	96,160	12,975,814
Broadline Retail - 0.3%
Coupang Inc Class A (b)	1,099,226	24,106,027
TOTAL CONSUMER DISCRETIONARY		37,081,841

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	40,580	5,404,347
TOTAL KOREA (SOUTH)		42,486,188
NETHERLANDS - 0.3%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	368,866	10,185,498
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(e)(f)	800	1,226,237
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	29,500	17,460,018
TOTAL NETHERLANDS		28,871,753
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,007,500	6,787,440
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	34,800	958,992
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	207,500	9,113,400
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	416,250	12,642,294
TOTAL SWITZERLAND		21,755,694
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	209,500	34,777,000
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (United Kingdom) (b)	23,800	5,211,049
Leisure Products - 0.0%
Games Workshop Group PLC	1,600	289,145
TOTAL CONSUMER DISCRETIONARY		5,500,194

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	45,953	1,456,251
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd Class D (b)(c)(d)	1,611,012	5,119,321
Capital Markets - 0.1%
London Stock Exchange Group PLC	63,800	9,476,040
TOTAL FINANCIALS		14,595,361

Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC (b)	1,924,000	18,700,062
TOTAL UNITED KINGDOM		40,251,868
UNITED STATES - 87.2%
Communication Services - 20.8%
Entertainment - 3.6%
Liberty Media Corp-Liberty Formula One Class C (b)	252,798	22,754,348
Live Nation Entertainment Inc (b)	25,800	3,368,964
Netflix Inc (b)	365,609	340,941,361
ROBLOX Corp Class A (b)	106,300	6,196,227
Spotify Technology SA (b)	30,564	16,811,117
Walt Disney Co/The	17,400	1,717,380
Warner Bros Discovery Inc (b)	220,400	2,364,892
		394,154,289
Interactive Media & Services - 16.9%
Alphabet Inc Class A	1,212,212	187,456,464
Alphabet Inc Class C	1,193,400	186,444,882
Epic Games Inc (b)(c)(d)	7,100	4,539,243
Meta Platforms Inc Class A	2,532,054	1,459,374,643
Reddit Inc Class A (b)	179,556	18,835,425
Reddit Inc Class B (b)	32,888	3,449,951
		1,860,100,608
Media - 0.0%
Omnicom Group Inc	36,600	3,034,505
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	115,700	30,858,347
TOTAL COMMUNICATION SERVICES		2,288,147,749

Consumer Discretionary - 8.3%
Automobiles - 0.1%
General Motors Co	4,200	197,526
Rad Power Bikes Inc (b)(c)(d)	145,919	14,592
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	150,652	36,156
Tesla Inc (b)	37,500	9,718,500
		9,966,774
Broadline Retail - 5.0%
Amazon.com Inc (b)	2,857,540	543,675,561
Ollie's Bargain Outlet Holdings Inc (b)	19,100	2,222,476
		545,898,037
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	68,703	21,335,030
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	425,500	50,830,231
Booking Holdings Inc	5,500	25,338,005
Carnival Corp (b)	292,000	5,702,760
Cava Group Inc (b)	77,374	6,685,887
Chipotle Mexican Grill Inc (b)	364,900	18,321,629
DraftKings Inc Class A (b)	29,400	976,374
Dutch Bros Inc Class A (b)	48,100	2,969,694
Hilton Worldwide Holdings Inc	181,913	41,394,303
Royal Caribbean Cruises Ltd	24,117	4,954,596
Starbucks Corp	176,500	17,312,885
Viking Holdings Ltd	520,239	20,679,500
		195,165,864
Household Durables - 0.0%
Blu Homes Inc (b)(c)(d)	21,093,998	6,539
Garmin Ltd	32,812	7,124,470
Somnigroup International Inc	17,700	1,059,876
		8,190,885
Specialty Retail - 1.1%
Abercrombie & Fitch Co Class A	32,300	2,466,751
Dick's Sporting Goods Inc	17,730	3,573,659
Fanatics Inc Class A (b)(c)(d)	139,938	8,396,280
Gap Inc/The	58,032	1,196,039
O'Reilly Automotive Inc (b)	31,146	44,619,137
TJX Cos Inc/The	468,000	57,002,400
		117,254,266
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	18,404	2,057,751
Lululemon Athletica Inc (b)	5,100	1,443,606
Ralph Lauren Corp Class A	40,300	8,895,822
VF Corp	199,100	3,090,032
		15,487,211
TOTAL CONSUMER DISCRETIONARY		913,298,067

Consumer Staples - 1.6%
Beverages - 0.4%
Coca-Cola Co/The	544,650	39,007,833
Consumer Staples Distribution & Retail - 1.2%
Casey's General Stores Inc	31,223	13,552,031
Costco Wholesale Corp	109,037	103,125,014
Walmart Inc	143,000	12,553,970
		129,231,015
Household Products - 0.0%
Procter & Gamble Co/The	6,500	1,107,730
Personal Care Products - 0.0%
BellRing Brands Inc (b)	3,106	231,273
Estee Lauder Cos Inc/The Class A	17,000	1,122,000
		1,353,273
TOTAL CONSUMER STAPLES		170,699,851

Energy - 1.4%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	690,938	30,366,725
Oil, Gas & Consumable Fuels - 1.1%
Antero Resources Corp (b)	16,900	683,436
Cheniere Energy Inc	18,300	4,234,620
EOG Resources Inc	158,500	20,326,040
EQT Corp	23,400	1,250,262
Exxon Mobil Corp	504,800	60,035,864
Sable Offshore Corp (b)(d)	352,000	8,930,240
Shell PLC ADR	353,600	25,911,808
		121,372,270
TOTAL ENERGY		151,738,995

Financials - 19.1%
Banks - 3.2%
Bank of America Corp	715,662	29,864,575
Citigroup Inc	499,300	35,445,307
East West Bancorp Inc	39,606	3,555,035
First Citizens BancShares Inc/NC Class A	3,700	6,860,244
JPMorgan Chase & Co	802,024	196,736,487
Wells Fargo & Co	1,141,100	81,919,569
		354,381,217
Capital Markets - 1.9%
Bank of New York Mellon Corp/The	542,700	45,516,249
Blackstone Inc	12,500	1,747,250
Charles Schwab Corp/The	182,800	14,309,584
Coinbase Global Inc Class A (b)	6,800	1,171,164
Goldman Sachs Group Inc/The	74,000	40,425,460
Interactive Brokers Group Inc Class A	30,900	5,116,731
KKR & Co Inc Class A	9,400	1,086,734
Moody's Corp	74,704	34,788,906
Morgan Stanley	402,600	46,971,342
MSCI Inc	6,911	3,908,171
Raymond James Financial Inc	22,400	3,111,584
Tulco LLC (b)(c)(d)(g)	7,549	6,497,877
		204,651,052
Consumer Finance - 1.0%
American Express Co	255,697	68,795,278
Capital One Financial Corp	145,800	26,141,940
Discover Financial Services	76,771	13,104,809
		108,042,027
Financial Services - 10.4%
Affirm Holdings Inc Class A (b)	74,500	3,366,655
Berkshire Hathaway Inc Class A (b)	1,004	801,635,367
Fiserv Inc (b)	147,400	32,550,342
Mastercard Inc Class A	125,600	68,843,872
Paymentus Holdings Inc Class A (b)	13,813	360,519
Shift4 Payments Inc Class A (b)(h)	23,692	1,935,873
Visa Inc Class A	668,800	234,387,648
		1,143,080,276
Insurance - 2.6%
American International Group Inc	167,700	14,579,838
Aon PLC	9,000	3,591,810
Arthur J Gallagher & Co	110,111	38,014,722
Chubb Ltd	211,468	63,861,221
Marsh & McLennan Cos Inc	185,700	45,316,371
Progressive Corp/The	245,200	69,394,052
The Travelers Companies, Inc.	176,608	46,705,752
Willis Towers Watson PLC	7,000	2,365,650
		283,829,416
TOTAL FINANCIALS		2,093,983,988

Health Care - 8.9%
Biotechnology - 3.6%
AbbVie Inc	158,200	33,146,064
Alnylam Pharmaceuticals Inc (b)	56,586	15,279,352
Apogee Therapeutics Inc (b)	20,200	754,672
Gilead Sciences Inc	445,500	49,918,275
Insmed Inc (b)	30,920	2,358,887
Moderna Inc (b)	27,000	765,450
Recursion Pharmaceuticals Inc Class A (b)(h)	89,600	473,984
Regeneron Pharmaceuticals Inc	161,161	102,213,141
Soleno Therapeutics Inc (b)	14,700	1,050,315
United Therapeutics Corp (b)	22,700	6,997,729
Vertex Pharmaceuticals Inc (b)	359,800	174,438,236
		387,396,105
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	25,600	3,395,840
Alcon AG (United States)	325,700	30,918,701
Boston Scientific Corp (b)	680,100	68,608,488
Insulet Corp (b)	8,600	2,258,445
Intuitive Surgical Inc (b)	209,150	103,585,721
Penumbra Inc (b)	8,494	2,271,381
Stryker Corp	98,300	36,592,175
		247,630,751
Health Care Providers & Services - 0.5%
HCA Healthcare Inc	66,300	22,909,965
Tenet Healthcare Corp (b)	273,602	36,799,469
		59,709,434
Health Care Technology - 0.1%
Doximity Inc Class A (b)	75,300	4,369,659
Veeva Systems Inc Class A (b)	27,345	6,333,922
		10,703,581
Life Sciences Tools & Services - 0.0%
Veterinary Emergency Group (b)(c)(d)(g)	80,233	5,103,621
Pharmaceuticals - 2.4%
Eli Lilly & Co	296,352	244,760,080
Intra-Cellular Therapies Inc (b)	86,405	11,398,548
Merck & Co Inc	126,900	11,390,544
		267,549,172
TOTAL HEALTH CARE		978,092,664

Industrials - 6.9%
Aerospace & Defense - 2.6%
Axon Enterprise Inc (b)	43,200	22,721,040
GE Aerospace	719,837	144,075,376
Howmet Aerospace Inc	379,600	49,245,508
Leonardo DRS Inc	76,157	2,504,042
Loar Holdings Inc (h)	15,721	1,110,689
Relativity Space Inc (b)(c)	2,856	3,227
Relativity Space Inc warrants (b)(c)(d)	111	121
Rocket Lab USA Inc Class A (b)(h)	112,200	2,006,136
Space Exploration Technologies Corp (b)(c)(d)	214,079	39,604,615
Space Exploration Technologies Corp Class C (b)(c)(d)	20,361	3,766,785
TransDigm Group Inc	17,200	23,792,588
		288,830,127
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	28,830	988,292
Building Products - 0.6%
AZEK Co Inc/The Class A (b)	36,785	1,798,419
Trane Technologies PLC	177,300	59,735,916
		61,534,335
Commercial Services & Supplies - 0.8%
Cintas Corp	102,124	20,989,546
Clean Harbors Inc (b)	152,675	30,092,243
GFL Environmental Inc Subordinate Voting Shares	592,517	28,620,171
Republic Services Inc	21,200	5,133,791
		84,835,751
Electrical Equipment - 1.2%
Eaton Corp PLC	154,513	42,001,268
GE Vernova Inc	289,534	88,388,940
		130,390,208
Ground Transportation - 0.0%
Uber Technologies Inc (b)	48,147	3,507,990
Industrial Conglomerates - 0.5%
3M Co	372,200	54,661,292
Machinery - 0.5%
Deere & Co	38,800	18,210,780
PACCAR Inc	107,590	10,476,038
Parker-Hannifin Corp	31,300	19,025,705
RBC Bearings Inc (b)	10,200	3,282,054
Westinghouse Air Brake Technologies Corp	26,570	4,818,470
		55,813,047
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	115,600	5,689,832
Delta Air Lines Inc	20,900	911,240
		6,601,072
Professional Services - 0.3%
Dayforce Inc (b)(h)	33,498	1,953,938
Paycom Software Inc	31,349	6,849,130
UL Solutions Inc Class A	57,400	3,237,360
Verisk Analytics Inc	64,900	19,315,538
		31,355,966
Trading Companies & Distributors - 0.3%
WW Grainger Inc	38,319	37,852,658
TOTAL INDUSTRIALS		756,370,738

Information Technology - 18.9%
Communications Equipment - 0.7%
Arista Networks Inc	1,015,496	78,680,630
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	2,631,062	172,571,357
IT Services - 0.3%
Asac II LP (b)(c)(d)	2,013,117	338,203
Cloudflare Inc Class A (b)	114,600	12,914,274
GoDaddy Inc Class A (b)	11,706	2,108,719
IBM Corporation	9,100	2,262,806
Kyndryl Holdings Inc (b)	141,780	4,451,892
Okta Inc Class A (b)	19,600	2,062,312
Twilio Inc Class A (b)	7,935	776,916
X Holdings Corp Class A (b)(c)(d)	32,510	3,299,765
		28,214,887
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices Inc (b)	17,953	1,844,491
ARM Holdings PLC ADR (b)(h)	52,510	5,607,543
Astera Labs Inc (b)	60,066	3,584,138
Broadcom Inc	559,600	93,693,828
KLA Corp	1,500	1,019,700
Marvell Technology Inc	17,517	1,078,522
Monolithic Power Systems Inc	1,700	985,966
NVIDIA Corp	8,044,000	871,808,720
		979,622,908
Software - 5.1%
Applied Intuition Inc Class A (c)(d)	10,963	1,495,244
AppLovin Corp Class A (b)	9,600	2,543,712
Atlassian Corp Class A (b)	3,300	700,292
Cadence Design Systems Inc (b)	64,962	16,521,785
Clear Secure Inc Class A (h)	43,418	1,124,960
Coreweave Inc Class A (i)	178,960	6,635,837
Coreweave Inc Class A	115,400	4,279,032
CyberArk Software Ltd (b)	61,017	20,623,746
Docusign Inc (b)	87,849	7,150,909
Figma Inc Class A (c)(d)	84,800	2,129,328
Fortinet Inc (b)	381,789	36,751,009
Magic Leap Inc Class A (b)(c)(d)	72,297	1
Magic Leap Inc warrants (b)(c)(d)	39,573	0
Microsoft Corp	1,055,849	396,355,156
Monday.com Ltd (b)	4,400	1,069,904
OpenAI Global LLC rights (b)(c)(d)	5,771,073	8,425,767
Palo Alto Networks Inc (b)	39,000	6,654,960
Roper Technologies Inc	2,100	1,238,118
Rubrik Inc Class A (b)	38,500	2,347,730
Salesforce Inc	28,194	7,566,142
Samsara Inc Class A (b)	213,505	8,183,647
Servicenow Inc (b)	28,800	22,928,832
Stripe Inc Class B (b)(c)(d)	26,700	901,125
Tanium Inc Class B (b)(c)(d)	408,212	3,714,729
Zoom Communications Inc Class A (b)	72,000	5,311,440
		564,653,405
Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc	1,127,900	250,540,427
Dell Technologies Inc Class C	12,819	1,168,452
		251,708,879
TOTAL INFORMATION TECHNOLOGY		2,075,452,066

Materials - 0.3%
Chemicals - 0.1%
Ecolab Inc	16,900	4,284,488
Sherwin-Williams Co/The	18,991	6,631,467
		10,915,955
Construction Materials - 0.0%
CRH PLC	71,900	6,325,043
Containers & Packaging - 0.1%
International Paper Co	161,200	8,600,020
Silgan Holdings Inc	7,000	357,840
		8,957,860
Metals & Mining - 0.1%
Carpenter Technology Corp	16,500	2,989,470
Freeport-McMoRan Inc	163,000	6,171,180
Ivanhoe Electric Inc / US (b)	390,428	2,268,387
Ivanhoe Electric Inc / US warrants (b)	127,728	95,201
		11,524,238
TOTAL MATERIALS		37,723,096

Real Estate - 0.3%
Health Care REITs - 0.0%
Welltower Inc	60,900	9,330,489
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	210,524	27,532,329
TOTAL REAL ESTATE		36,862,818

Utilities - 0.7%
Electric Utilities - 0.5%
American Electric Power Co Inc	18,500	2,021,495
Constellation Energy Corp	213,748	43,098,009
NRG Energy Inc	102,100	9,746,466
		54,865,970
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	184,257	21,639,142
TOTAL UTILITIES		76,505,112

TOTAL UNITED STATES		9,578,875,144
TOTAL COMMON STOCKS (Cost $4,107,634,982)		10,250,705,400

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	37,932	9,264,511
UNITED STATES - 1.5%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	19,024	1,902
Rad Power Bikes Inc Series C (b)(c)(d)	74,857	20,960
Rad Power Bikes Inc Series D (b)(c)(d)	127,700	58,742
		81,604
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	800	194,536
TOTAL CONSUMER DISCRETIONARY		276,140

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	3,340	107,113
GoBrands Inc Series H (b)(c)(d)	3,970	163,366
		270,479
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	23,737	1,767,457
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	194,500	503,755
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	79,800	790,819
Lyra Health Inc Series F (b)(c)(d)	4,099	40,621
Somatus Inc Series E (b)(c)(d)	842	827,534
		1,658,974
TOTAL HEALTH CARE		2,162,729

Industrials - 1.3%
Aerospace & Defense - 1.2%
Space Exploration Technologies Corp Series G (b)(c)(d)	36,460	67,451,001
Space Exploration Technologies Corp Series H (b)(c)(d)	7,256	13,423,600
Space Exploration Technologies Corp Series N (b)(c)(d)	24,552	45,421,200
		126,295,801
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	66,084	2,265,360
Zipline International Inc Series F (b)(c)(d)	129,467	4,438,129
Zipline International Inc Series G (c)(d)	59,655	2,044,973
		8,748,462
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	15,787	1,791,982
Beta Technologies Inc Series C, 6% (c)(d)	16,200	1,579,338
		3,371,320
TOTAL INDUSTRIALS		138,415,583

Information Technology - 0.2%
Software - 0.2%
Anthropic PBC Series E (c)(d)	14,900	835,741
Applied Intuition Inc Series A2 (c)(d)	14,271	1,946,422
Applied Intuition Inc Series B2 (c)(d)	6,881	938,499
Magic Leap Inc Series AA (b)(c)(d)	275,569	3
MOLOCO Inc Series A (b)(c)(d)	35,442	2,336,691
Nuro Inc/CA Series C (b)(c)(d)	190,290	2,239,713
Nuro Inc/CA Series D (b)(c)(d)	36,736	496,671
Stripe Inc Series H (b)(c)(d)	11,500	388,125
Stripe Inc Series I (b)(c)(d)	128,075	4,322,531
xAI Corp Series C (c)(d)	264,240	7,966,836
		21,471,232
TOTAL UNITED STATES		164,363,620
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $57,177,827)		173,628,131

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $150,652)	150,652	146,392

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	400,960,491	401,040,683
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	13,479,855	13,481,203
TOTAL MONEY MARKET FUNDS (Cost $414,521,886)			414,521,886

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $4,579,485,347)	10,839,001,809
NET OTHER ASSETS (LIABILITIES) - 1.3%	142,020,856
NET ASSETS - 100.0%	10,981,022,665

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $286,024,629 or 2.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,226,237 or 0.0% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,226,237 or 0.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security is on loan at period end.
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $6,635,837 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series E	2/14/25	835,689

Applied Intuition Inc Class A	7/02/24	654,435

Applied Intuition Inc Series A2	7/02/24	851,906

Applied Intuition Inc Series B2	7/02/24	410,761

Asac II LP	10/10/13	155,030

Beta Technologies Inc Series B, 6%	4/04/22	1,628,745

Beta Technologies Inc Series C, 6%	10/24/24	1,854,414

Blu Homes Inc	5/21/20	36,484

ByteDance Ltd Series E1	11/18/20	4,156,368

Canva Inc Class A	3/18/24	7,359,962

Discord Inc Series I	9/15/21	440,500

ElevateBio LLC Series C	3/09/21	815,928

Epic Games Inc	7/13/20 - 7/30/20	4,082,500

Fanatics Inc Class A	8/13/20 - 12/15/21	4,645,245

Figma Inc Class A	5/15/24	1,966,766

GoBrands Inc Series G	3/02/21	834,056

GoBrands Inc Series H	7/22/21	1,542,308

Lyra Health Inc Series E	1/14/21	730,697

Lyra Health Inc Series F	6/04/21	64,372

Magic Leap Inc Class A	10/17/14 - 10/06/17	35,136,390

Magic Leap Inc Series AA	7/07/20	4,756,362

Magic Leap Inc warrants	7/07/20	0

MOLOCO Inc Series A	6/26/23	2,126,520

Nuro Inc/CA Series C	10/30/20	2,484,160

Nuro Inc/CA Series D	10/29/21	765,788

OpenAI Global LLC rights	9/30/24	5,771,073

Rad Power Bikes Inc	1/21/21	703,890

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	150,652

Rad Power Bikes Inc Series A	1/21/21	91,769

Rad Power Bikes Inc Series C	1/21/21	361,098

Rad Power Bikes Inc Series D	9/17/21	1,223,851

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	3,520,000

Somatus Inc Series E	1/31/22	734,759

Space Exploration Technologies Corp	10/16/15 - 12/09/24	3,332,372

Space Exploration Technologies Corp Class C	9/11/17 - 12/09/24	1,865,271

Space Exploration Technologies Corp Series G	1/20/15	2,824,192

Space Exploration Technologies Corp Series H	8/04/17	979,560

Space Exploration Technologies Corp Series N	8/04/20	6,629,040

Starling Bank Ltd Class D	6/18/21 - 4/05/22	3,151,960

Stripe Inc Class B	5/18/21	1,071,428

Stripe Inc Series H	3/15/21	461,438

Stripe Inc Series I	3/20/23 - 5/12/23	2,578,680

Tanium Inc Class B	4/21/17 - 9/18/20	3,439,433

Tenstorrent Holdings Inc Series C1	4/23/21	1,411,288

Tulco LLC	8/24/17 - 12/14/17	2,661,406

Veterinary Emergency Group	9/16/21 - 10/02/24	3,685,036

X Holdings Corp Class A	10/25/22	3,251,000

xAI Corp Series C	11/22/24	5,720,796

Zipline International Inc	10/12/21	1,037,880

Zipline International Inc Series E	12/21/20	2,156,281

Zipline International Inc Series F	4/11/23	5,204,198

Zipline International Inc Series G	6/07/24	2,502,307

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Coreweave Inc Class A	2025-09-24

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	517,324,323	540,425,282	656,708,922	2,992,963	-	-	401,040,683	400,960,491	0.7%
Fidelity Securities Lending Cash Central Fund	18,529,003	96,201,862	101,249,662	6,513	-	-	13,481,203	13,479,855	0.0%
Total	535,853,326	636,627,144	757,958,584	2,999,476	-	-	414,521,886

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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